Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 21,081	$ 21,570
Product purchases	9,358	10,625
Real Estate	856	908
Obligation to Fund Equity-Accounted Affiliate	623	642
Other Long-Term Commitments (4)	1,080	1,101
Total Payments	32,998	34,846
Transportation commitments	$ 9,100	8,100
Transportation commitments subject to regulatory approval or approved but not yet in service term	20 years
1 Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 1,747	1,677
Product purchases	1,626	1,684
Real Estate	48	44
Obligation to Fund Equity-Accounted Affiliate	92	68
Other Long-Term Commitments (4)	381	436
Total Payments	3,894	3,909
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,011	1,958
Product purchases	1,509	1,682
Real Estate	50	43
Obligation to Fund Equity-Accounted Affiliate	105	85
Other Long-Term Commitments (4)	90	83
Total Payments	3,765	3,851
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	1,542	1,853
Product purchases	922	1,593
Real Estate	50	52
Obligation to Fund Equity-Accounted Affiliate	96	99
Other Long-Term Commitments (4)	75	72
Total Payments	2,685	3,669
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	1,416	1,488
Product purchases	922	731
Real Estate	50	54
Obligation to Fund Equity-Accounted Affiliate	96	90
Other Long-Term Commitments (4)	74	63
Total Payments	2,558	2,426
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	1,360	1,350
Product purchases	922	731
Real Estate	54	57
Obligation to Fund Equity-Accounted Affiliate	91	90
Other Long-Term Commitments (4)	65	81
Total Payments	2,492	2,309
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	13,005	13,244
Product purchases	3,457	4,204
Real Estate	604	658
Obligation to Fund Equity-Accounted Affiliate	143	210
Other Long-Term Commitments (4)	395	366
Total Payments	$ 17,604	$ 18,682